UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® New Insights Fund

September 30, 2014

1.808768.110

ANIF-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.9%
Harley-Davidson, Inc.	365,689	$ 21,283
Tata Motors Ltd. sponsored ADR	61,600	2,693
Tesla Motors, Inc. (a)(e)	891,324	216,307
		240,283
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	2,496,200	65,650
Chipotle Mexican Grill, Inc. (a)	234,724	156,465
Darden Restaurants, Inc.	271,100	13,951
Domino's Pizza, Inc.	1,629,218	125,385
Dunkin' Brands Group, Inc.	1,007,800	45,170
Marriott International, Inc. Class A	707,036	49,422
Starbucks Corp.	4,727,806	356,760
Whitbread PLC	1,429,366	96,257
		909,060
Household Durables - 0.2%
D.R. Horton, Inc.	2,367,824	48,588
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	112,046	36,128
Liberty Interactive Corp. Series A (a)	2,397,734	68,383
Netflix, Inc. (a)	55,800	25,176
priceline.com, Inc. (a)	237,167	274,777
TripAdvisor, Inc. (a)	994,019	90,873
zulily, Inc. Class A (e)	1,392,100	52,747
		548,084
Leisure Products - 0.0%
Polaris Industries, Inc.	18,700	2,801
Media - 4.2%
Altice SA	190,500	10,089
Charter Communications, Inc. Class A (a)	429,025	64,942
Comcast Corp. Class A	5,130,500	275,918
DIRECTV (a)	1,333,200	115,348
Legend Pictures LLC (a)(h)(i)	11,303	20,379
Liberty Global PLC Class A (a)	1,748,005	74,360
Liberty Media Corp.:
Class A (a)	220,676	10,411
Class C (a)	1,114,132	52,353
The Walt Disney Co.	4,569,338	406,808
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. Class B (non-vtg.)	2,016,800	$ 155,173
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	395
		1,186,176
Specialty Retail - 1.1%
AutoZone, Inc. (a)	44,350	22,603
Cabela's, Inc. Class A (a)(e)	1,029,700	60,649
O'Reilly Automotive, Inc. (a)	159,000	23,907
TJX Companies, Inc.	1,336,667	79,091
Tractor Supply Co.	966,024	59,420
World Duty Free SpA (a)	4,904,461	56,061
		301,731
Textiles, Apparel & Luxury Goods - 2.3%
Brunello Cucinelli SpA (e)	1,747,404	36,461
China Hongxing Sports Ltd. (a)	6,000,000	270
Hermes International SCA	273,200	81,694
NIKE, Inc. Class B	3,235,889	288,641
Under Armour, Inc. Class A (sub. vtg.) (a)	3,474,770	240,107
		647,173
TOTAL CONSUMER DISCRETIONARY		3,883,896
CONSUMER STAPLES - 6.2%
Beverages - 1.1%
Anheuser-Busch InBev SA NV ADR	806,761	89,429
Boston Beer Co., Inc. Class A (a)	375,903	83,360
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,659,800	144,668
		317,457
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,063,625	133,293
CVS Health Corp.	3,781,477	300,968
		434,261
Food Products - 1.5%
Associated British Foods PLC	2,592,843	112,609
Keurig Green Mountain, Inc.	528,000	68,709
Mead Johnson Nutrition Co. Class A	1,196,400	115,118
Mondelez International, Inc.	3,309,643	113,405
		409,841
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.8%
Colgate-Palmolive Co.	3,331,349	$ 217,271
Procter & Gamble Co.	170,500	14,278
		231,549
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	3,654,744	273,082
L'Oreal SA	463,401	73,572
		346,654
TOTAL CONSUMER STAPLES		1,739,762
ENERGY - 8.5%
Energy Equipment & Services - 1.9%
Oceaneering International, Inc.	1,468,899	95,728
Schlumberger Ltd.	4,232,727	430,426
		526,154
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	2,477,388	251,306
Antero Resources Corp. (e)	2,113,456	116,008
BG Group PLC	2,399,300	44,293
Birchcliff Energy Ltd. (a)(g)	585,400	5,546
Cabot Oil & Gas Corp.	2,729,680	89,233
Chevron Corp.	1,029,600	122,852
Concho Resources, Inc. (a)	116,380	14,593
Continental Resources, Inc. (a)	1,121,604	74,564
EOG Resources, Inc.	3,372,260	333,921
Kinder Morgan Holding Co. LLC (e)	1,438,200	55,141
Memorial Resource Development Corp.	1,226,100	33,240
Noble Energy, Inc.	6,999,400	478,479
Phillips 66 Partners LP	255,135	17,030
PrairieSky Royalty Ltd.	285,600	8,989
Rooster Energy Ltd. (a)(f)	9,409,500	3,697
The Williams Companies, Inc.	2,493,430	138,011
Tourmaline Oil Corp. (a)	929,000	41,168
Tourmaline Oil Corp. (a)(g)	244,300	10,826
		1,838,897
TOTAL ENERGY		2,365,051
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 19.9%
Banks - 8.4%
Bank of America Corp.	29,647,627	$ 505,492
Bank of Ireland (a)	248,940,628	97,444
HDFC Bank Ltd. sponsored ADR	1,175,665	54,762
JPMorgan Chase & Co.	7,905,100	476,203
Metro Bank PLC Class A (a)(i)	419,395	8,839
PNC Financial Services Group, Inc.	2,131,389	182,404
Standard Chartered PLC (United Kingdom)	4,146,753	76,670
U.S. Bancorp	5,366,414	224,477
Wells Fargo & Co.	13,634,156	707,204
		2,333,495
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,012,939	124,976
BlackRock, Inc. Class A	462,146	151,732
Charles Schwab Corp.	5,540,664	162,840
KKR & Co. LP	1,570,300	35,018
Morgan Stanley	6,596,177	228,030
Oaktree Capital Group LLC Class A	1,120,576	57,261
The Blackstone Group LP	1,969,400	61,997
		821,854
Consumer Finance - 1.1%
American Express Co.	3,155,647	276,245
Discover Financial Services	639,200	41,158
		317,403
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class A (a)	2,278	471,318
McGraw Hill Financial, Inc.	607,600	51,312
		522,630
Insurance - 4.5%
ACE Ltd.	1,107,595	116,153
AIA Group Ltd.	26,446,600	136,748
American International Group, Inc.	6,969,600	376,498
Fairfax Financial Holdings Ltd. (sub. vtg.)	229,100	102,648
Genworth Financial, Inc. Class A (a)	4,549,600	59,600
Marsh & McLennan Companies, Inc.	1,525,341	79,836
MetLife, Inc.	4,174,600	224,260
The Chubb Corp.	1,295,336	117,979
The Travelers Companies, Inc.	489,463	45,980
		1,259,702
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
American Tower Corp.	1,720,375	$ 161,079
Equity Residential (SBI)	611,000	37,625
		198,704
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	2,847,000	105,908
TOTAL FINANCIALS		5,559,696
HEALTH CARE - 15.3%
Biotechnology - 5.1%
Agios Pharmaceuticals, Inc. (a)(e)	1,210,662	74,274
Amgen, Inc.	1,065,849	149,709
Avalanche Biotechnologies, Inc. (a)	36,500	1,248
Biogen Idec, Inc. (a)	1,019,286	337,190
BioMarin Pharmaceutical, Inc. (a)	731,745	52,803
Bluebird Bio, Inc. (a)	49,400	1,772
CSL Ltd.	2,785,434	180,885
Gilead Sciences, Inc. (a)	5,391,720	573,949
Karyopharm Therapeutics, Inc.	134,143	4,687
Light Sciences Oncology, Inc. (a)	2,708,254	0
Medivation, Inc. (a)	369,924	36,574
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	3
		1,413,094
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc. (a)	2,038,058	105,327
Boston Scientific Corp. (a)	7,425,424	87,694
DexCom, Inc. (a)	478,238	19,125
Edwards Lifesciences Corp. (a)	573,400	58,573
High Power Exploration (a)	58,562	29
Medtronic, Inc.	792,600	49,102
The Cooper Companies, Inc.	617,351	96,152
Zimmer Holdings, Inc.	663,669	66,732
		482,734
Health Care Providers & Services - 2.7%
Aetna, Inc.	459,248	37,199
Cigna Corp.	196,400	17,812
HCA Holdings, Inc. (a)	370,700	26,142
Henry Schein, Inc. (a)	984,462	114,660
Tenet Healthcare Corp. (a)	340,500	20,222
UnitedHealth Group, Inc.	5,132,800	442,704
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	178,200	$ 18,622
WellPoint, Inc.	540,100	64,607
		741,968
Health Care Technology - 0.6%
Castlight Health, Inc.	1,325,100	17,147
Castlight Health, Inc. Class B (a)(e)	156,000	2,019
Cerner Corp. (a)	2,649,430	157,827
		176,993
Life Sciences Tools & Services - 2.2%
Eurofins Scientific SA	483,484	125,186
Illumina, Inc. (a)	644,651	105,671
Mettler-Toledo International, Inc. (a)	540,122	138,341
PAREXEL International Corp. (a)	1,093,350	68,979
Thermo Fisher Scientific, Inc.	1,351,035	164,421
		602,598
Pharmaceuticals - 3.0%
AbbVie, Inc.	357,400	20,643
Astellas Pharma, Inc.	9,416,000	140,199
Bristol-Myers Squibb Co.	1,754,700	89,806
Jazz Pharmaceuticals PLC (a)	125,000	20,070
Johnson & Johnson	3,452,200	367,970
Novo Nordisk A/S Series B	1,784,150	84,947
Perrigo Co. PLC	501,485	75,318
Teva Pharmaceutical Industries Ltd. sponsored ADR	807,900	43,425
		842,378
TOTAL HEALTH CARE		4,259,765
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.1%
Precision Castparts Corp.	76,300	18,074
Air Freight & Logistics - 0.2%
FedEx Corp.	216,200	34,905
XPO Logistics, Inc. (a)	257,000	9,681
		44,586
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	1,592,295	89,853
Southwest Airlines Co.	1,725,300	58,263
		148,116
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	833,508	$ 34,266
Toto Ltd.	5,191,000	57,081
		91,347
Electrical Equipment - 1.1%
Eaton Corp. PLC	1,792,942	113,619
OSRAM Licht AG (a)	827,908	30,843
Rockwell Automation, Inc.	1,517,500	166,743
		311,205
Industrial Conglomerates - 0.5%
Danaher Corp.	1,741,368	132,309
Machinery - 0.2%
Fanuc Corp.	275,000	49,672
PACCAR, Inc.	98,200	5,585
		55,257
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	1,883,256	114,671
Road & Rail - 3.2%
Canadian Pacific Railway Ltd. (e)	2,043,032	424,003
J.B. Hunt Transport Services, Inc.	653,330	48,379
Kansas City Southern	1,248,500	151,318
Union Pacific Corp.	2,465,132	267,270
		890,970
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (g)	320,800	10,426
Class A	2,433,111	79,076
		89,502
TOTAL INDUSTRIALS		1,896,037
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	178,500	21,195
Palo Alto Networks, Inc. (a)	56,900	5,582
QUALCOMM, Inc.	3,099,300	231,735
		258,512
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	3,296,253	$ 329,164
Trimble Navigation Ltd. (a)	3,003,100	91,595
		420,759
Internet Software & Services - 7.6%
Akamai Technologies, Inc. (a)	2,526,100	151,061
Alibaba Group Holding Ltd. sponsored ADR	1,579,400	140,330
Baidu.com, Inc. sponsored ADR (a)	75,400	16,455
Cornerstone OnDemand, Inc. (a)	1,131,200	38,925
Dropbox, Inc. (a)(i)	1,289,836	24,055
Facebook, Inc. Class A (a)	8,050,259	636,292
Google, Inc.:
Class A (a)	828,046	487,231
Class C (a)	848,446	489,859
GrubHub, Inc. (e)	410,900	14,069
Just Eat Ltd. (a)	965,582	4,618
NAVER Corp.	27,325	20,903
Shutterstock, Inc. (a)	587,750	41,954
SPS Commerce, Inc. (a)(f)	881,200	46,836
Twitter, Inc.	318,300	16,418
Yahoo!, Inc. (a)	48,324	1,969
		2,130,975
IT Services - 3.7%
Alliance Data Systems Corp. (a)	168,833	41,916
ASAC II LP (a)(i)	9,408,021	134,446
Computer Sciences Corp.	674,763	41,262
Fidelity National Information Services, Inc.	1,736,730	97,778
Fiserv, Inc. (a)	1,425,232	92,120
Gartner, Inc. Class A (a)	959,200	70,472
MasterCard, Inc. Class A	1,878,235	138,839
Quindell PLC (e)	10,937,232	25,754
Total System Services, Inc.	2,278,200	70,533
Visa, Inc. Class A	1,520,524	324,434
		1,037,554
Semiconductors & Semiconductor Equipment - 0.8%
Avago Technologies Ltd.	809,606	70,436
Freescale Semiconductor, Inc. (a)	2,089,430	40,807
GT Advanced Technologies, Inc. (a)(e)	1,451,700	15,722
NXP Semiconductors NV (a)	590,400	40,401
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunEdison, Inc. (a)	1,445,400	$ 27,289
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	636,800	12,851
		207,506
Software - 5.4%
Activision Blizzard, Inc.	1,455,453	30,259
Adobe Systems, Inc. (a)	930,100	64,354
Intuit, Inc.	262,200	22,982
Microsoft Corp.	18,510,813	858,159
Mobileye NV	1,994,120	96,178
Mu Sigma, Inc. (a)(i)	3,718,956	20,008
NetSuite, Inc. (a)	959,489	85,913
salesforce.com, Inc. (a)	3,317,188	190,838
ServiceNow, Inc. (a)	716,423	42,111
Trion World Network, Inc.:
warrants 8/10/17 (a)(i)	18,952	0*
warrants 10/3/18 (a)(i)	27,736	0*
Ultimate Software Group, Inc. (a)	474,587	67,159
Workday, Inc. Class A (a)	190,631	15,727
Zendesk, Inc.	147,007	3,174
		1,496,862
Technology Hardware, Storage & Peripherals - 0.2%
First Data Holdings, Inc. Class B (i)	15,456,860	61,827
Samsung Electronics Co. Ltd.	2,430	2,727
		64,554
TOTAL INFORMATION TECHNOLOGY		5,616,722
MATERIALS - 4.5%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	126,800	16,507
Airgas, Inc.	788,300	87,225
CF Industries Holdings, Inc.	116,200	32,445
Eastman Chemical Co.	1,109,450	89,743
Ecolab, Inc.	1,351,745	155,221
Filtrona PLC	2,391,886	30,924
LyondellBasell Industries NV Class A	328,200	35,662
Monsanto Co.	1,350,667	151,964
PPG Industries, Inc.	900,659	177,196
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	498,036	$ 109,065
Westlake Chemical Corp.	161,800	14,010
		899,962
Construction Materials - 0.1%
Eagle Materials, Inc.	156,403	15,927
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	1,282,040	60,999
Metals & Mining - 0.7%
B2Gold Corp. (a)	19,404,232	39,503
Franco-Nevada Corp.	1,065,961	52,320
GoviEx Uranium, Inc.	851,865	570
GoviEx Uranium, Inc. (g)	23,200	16
GoviEx Uranium, Inc.	2,625,135	1,582
Nucor Corp.	331,682	18,004
Steel Dynamics, Inc.	1,120,400	25,332
Tahoe Resources, Inc. (a)	2,435,000	49,550
United States Steel Corp.	435,800	17,070
		203,947
Paper & Forest Products - 0.3%
International Paper Co.	1,590,283	75,920
TOTAL MATERIALS		1,256,755
TOTAL COMMON STOCKS (Cost $19,308,256)		26,577,684
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(i)	5,575,412	26,595
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	165,366	858
TOTAL CONSUMER DISCRETIONARY		27,453
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (a)(i)	516,522	16,730
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(i)	10,369,703	$ 18,400
TOTAL HEALTH CARE		35,130
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Dropbox, Inc.:
Series A (a)(i)	299,518	5,586
Series C (i)	161,770	3,017
Pinterest, Inc. (i)	1,761,729	29,923
Pinterest, Inc. Series E, 8.00% (i)	2,640,631	44,852
		83,378
IT Services - 0.1%
Nutanix, Inc. Series E (i)	783,938	10,502
Software - 0.0%
Cloudera, Inc. Series F (i)	312,284	5,093
Trion World Network, Inc.:
8.00% (a)(i)	50,840	65
Series C, 8.00% (a)(i)	602,295	765
Series C-1, 8.00% (a)(i)	47,380	60
		5,983
TOTAL INFORMATION TECHNOLOGY		99,863
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $147,682)		162,446
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (i)		$ 185	185
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	$ 4,871
TOTAL CORPORATE BONDS (Cost $4,875)			5,056
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	976,115,521	976,116
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	458,330,044	458,330
TOTAL MONEY MARKET FUNDS (Cost $1,434,446)		1,434,446
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $20,895,259)		28,179,632
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(259,445)
NET ASSETS - 100%		$ 27,920,187
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,814,000 or 0.1% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $432,581,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 25,758
Cloudera, Inc. Series F	2/5/14	$ 4,547
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Dropbox, Inc. Series C	1/30/14	$ 3,090
First Data Holdings, Inc. Class B	6/26/14	$ 61,827
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
Security	Acquisition Date	Acquisition Cost (000s)
Intarcia Therapeutics, Inc.	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$ 7,617
Mu Sigma, Inc.	12/21/12	$ 15,000
Nutanix, Inc. Series E	8/26/14	$ 10,502
Pinterest, Inc.	5/15/14	$ 29,923
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 38,370
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 267
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 172
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267

* Amount represents less than $1,000

Quarterly Report

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 498
Fidelity Securities Lending Cash Central Fund	2,931
Total	$ 3,429
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
GoviEx Uranium, Inc.	$ -	$ 50	$ -	$ -	$ -
GoviEx Uranium, Inc. Class A	-	-	-	-	-
GoviEx Uranium, Inc. Class B	-	-	-	-	-
Rooster Energy Ltd.	4,880	-	6,936	-	3,697
SPS Commerce, Inc.	57,542	-	-	-	46,836
Total	$ 62,422	$ 50	$ 6,936	$ -	$ 50,533
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,911,349	$ 3,862,852	$ -	$ 48,497
Consumer Staples	1,739,762	1,739,762	-	-
Energy	2,365,051	2,320,758	44,293	-
Financials	5,559,696	5,453,413	97,444	8,839
Health Care	4,294,895	4,174,786	84,950	35,159
Industrials	1,896,037	1,896,037	-	-
Information Technology	5,716,585	5,280,208	96,178	340,199
Materials	1,256,755	1,255,173	1,582	-
Corporate Bonds	5,056	-	4,871	185
Money Market Funds	1,434,446	1,434,446	-	-
Total Investments in Securities:	$ 28,179,632	$ 27,417,435	$ 329,318	$ 432,879
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 83,086
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	49,055
Cost of Purchases	109,890
Proceeds of Sales	(13,919)
Amortization/Accretion	-
Transfers into Level 3	112,087
Transfers out of Level 3	-
Ending Balance	$ 340,199
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2014	$ 49,055
Other Investments in Securities
Beginning Balance	$ 214,754
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	5,498
Cost of Purchases	13
Proceeds of Sales	(15,498)
Amortization/Accretion	-
Transfers into Level 3	8,901
Transfers out of Level 3	(120,988)
Ending Balance	$ 92,680
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2014	$ 9,449

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $20,912,413,000. Net unrealized appreciation aggregated $7,267,219,000, of which $7,714,864,000 related to appreciated investment securities and $447,645,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 09/30/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 270,248	Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Discount rate	0.5%	Decrease
			Transaction price	$ 4.00 - $5.38/ $4.34	Increase
			Adjusted transaction price	$ 18.65	Increase
		Market comparable	EV/EBITDA multiple	7.0 - 15.7/ 13.0	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
Corporate Bonds	$ 185	Last transaction price	Transaction price	$ 100.00	Increase
Convertible Preferred Stocks	$ 162,446	Last transaction price	Transaction price	$ 1.77 - $32.39/ $16.49	Increase
			Adjusted transaction price	$ 18.65	Increase
		Liquidation scenario	Liquidation distribution	$ 5.19	Increase
		Marketcomparable	Discount rate	20.0%	Decrease
			Weightedearningsmultiple	2.8 - 9.4/ 6.1	Increase
			EV/EBITDA multiple	7.0	Increase
			EV/Sales multiple	10.1	Increase

Quarterly Report

Investments (Unaudited) - continued

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Opportunistic Insights
Fund

September 30, 2014

1.950956.101

AO1TI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Automobiles - 1.3%
Harley-Davidson, Inc.	8,597	$ 500,345
Tata Motors Ltd. sponsored ADR	11,189	489,071
Tesla Motors, Inc. (a)(d)	42,710	10,364,863
		11,354,279
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	27,300	717,990
Buffalo Wild Wings, Inc. (a)	856	114,935
Chipotle Mexican Grill, Inc. (a)	11,929	7,951,752
Darden Restaurants, Inc.	8,300	427,118
Domino's Pizza, Inc.	3,200	246,272
Marriott International, Inc. Class A	61,700	4,312,830
Sodexo SA	900	88,075
Starbucks Corp.	163,000	12,299,980
Whitbread PLC	26,043	1,753,803
		27,912,755
Internet & Catalog Retail - 4.7%
Amazon.com, Inc. (a)	38,493	12,411,683
Liberty Interactive Corp. (Venture Group) Series A (a)	4,200	159,432
Liberty TripAdvisor Holdings, Inc. (a)	4,200	142,380
Netflix, Inc. (a)	8,461	3,817,434
priceline.com, Inc. (a)	10,600	12,280,948
TripAdvisor, Inc. (a)	122,834	11,229,484
zulily, Inc. Class A	2,300	87,147
		40,128,508
Leisure Products - 0.4%
Polaris Industries, Inc.	23,100	3,460,149
Media - 3.1%
Altice SA	6,300	333,646
CBS Corp. Class B	488	26,108
Charter Communications, Inc. Class A (a)	3,697	559,615
Comcast Corp. Class A	59,668	3,208,945
DISH Network Corp. Class A (a)	18,900	1,220,562
Liberty Global PLC:
Class A (a)	80,548	3,426,512
Class C	73,948	3,032,977
Liberty Media Corp.:
Class A (a)	31,702	1,495,700
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
Class C (a)	89,604	$ 4,210,492
The Walt Disney Co.	100,500	8,947,515
		26,462,072
Multiline Retail - 0.2%
B&M European Value Retail S.A.	105,814	471,736
Next PLC	13,900	1,488,370
		1,960,106
Specialty Retail - 1.3%
AutoZone, Inc. (a)	2,000	1,019,320
Home Depot, Inc.	4,600	422,004
O'Reilly Automotive, Inc. (a)	11,326	1,702,977
TJX Companies, Inc.	143,288	8,478,351
		11,622,652
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	2,400	85,464
NIKE, Inc. Class B	134,845	12,028,174
Under Armour, Inc. Class A (sub. vtg.) (a)	120,300	8,312,730
		20,426,368
TOTAL CONSUMER DISCRETIONARY		143,326,889
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Anheuser-Busch InBev SA NV ADR	15,000	1,662,750
Boston Beer Co., Inc. Class A (a)	15,131	3,355,451
Dr. Pepper Snapple Group, Inc.	2,800	180,068
Monster Beverage Corp. (a)	3,400	311,678
		5,509,947
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	41,100	5,150,652
CVS Health Corp.	96,424	7,674,386
Sprouts Farmers Market LLC (a)(d)	19,249	559,568
		13,384,606
Food Products - 1.7%
Associated British Foods PLC	187,932	8,162,001
Keurig Green Mountain, Inc.	8,800	1,145,144
Mead Johnson Nutrition Co. Class A	9,800	942,956
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mondelez International, Inc.	123,535	$ 4,232,927
Want Want China Holdings Ltd.	70,000	87,265
		14,570,293
Household Products - 1.5%
Colgate-Palmolive Co.	190,235	12,407,127
Procter & Gamble Co.	5,200	435,448
		12,842,575
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	152,184	11,371,188
L'Oreal SA	1,922	305,147
		11,676,335
TOTAL CONSUMER STAPLES		57,983,756
ENERGY - 3.5%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	71,250	7,245,413
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.	9,500	963,680
Antero Resources Corp.	5,300	290,917
BG Group PLC	14,300	263,990
Birchcliff Energy Ltd. (a)	9,200	87,157
Canadian Natural Resources Ltd.	10,900	423,464
Chevron Corp.	200	23,864
Concho Resources, Inc. (a)	2,300	288,397
Continental Resources, Inc. (a)(d)	55,510	3,690,305
EOG Resources, Inc.	147,786	14,633,770
Kinder Morgan Holding Co. LLC	40,900	1,568,106
Painted Pony Petroleum Ltd. (a)	5,200	58,270
PrairieSky Royalty Ltd.	8,700	273,829
The Williams Companies, Inc.	7,800	431,730
		22,997,479
TOTAL ENERGY		30,242,892
FINANCIALS - 11.7%
Banks - 4.5%
Banco Santander Chile sponsored ADR	24,100	532,369
Bank of America Corp.	246,500	4,202,825
Citigroup, Inc.	97,773	5,066,597
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
HDFC Bank Ltd. sponsored ADR	24,900	$ 1,159,842
JPMorgan Chase & Co.	37,800	2,277,072
M&T Bank Corp. (d)	24,015	2,960,809
The Toronto-Dominion Bank	21,000	1,036,359
U.S. Bancorp	47,631	1,992,405
Wells Fargo & Co.	382,704	19,850,856
		39,079,134
Capital Markets - 1.3%
Ameriprise Financial, Inc.	14,800	1,826,024
BlackRock, Inc. Class A	16,947	5,564,039
Charles Schwab Corp.	68,600	2,016,154
Morgan Stanley	26,858	928,481
Oaktree Capital Group LLC Class A	22,608	1,155,269
		11,489,967
Consumer Finance - 1.8%
American Express Co.	158,045	13,835,259
Discover Financial Services	24,100	1,551,799
		15,387,058
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class A (a)	111	22,965,900
McGraw Hill Financial, Inc.	20,153	1,701,921
		24,667,821
Insurance - 0.9%
ACE Ltd.	5,164	541,549
AIA Group Ltd.	12,200	63,083
American International Group, Inc.	13,700	740,074
Direct Line Insurance Group PLC	110,900	528,929
Fairfax Financial Holdings Ltd. (sub. vtg.)	900	403,242
Marsh & McLennan Companies, Inc.	63,722	3,335,209
Prudential PLC	82,923	1,843,491
The Chubb Corp.	3,538	322,241
		7,777,818
Real Estate Investment Trusts - 0.3%
American Tower Corp.	10,800	1,011,204
Equity Residential (SBI)	18,300	1,126,914
		2,138,118
TOTAL FINANCIALS		100,539,916
Common Stocks - continued
	Shares	Value
HEALTH CARE - 17.7%
Biotechnology - 7.6%
Agios Pharmaceuticals, Inc. (a)	7,800	$ 478,530
Akebia Therapeutics, Inc. (a)	1,900	42,047
Alexion Pharmaceuticals, Inc. (a)	12,600	2,089,332
Amgen, Inc.	2,711	380,787
Avalanche Biotechnologies, Inc. (a)	1,100	37,609
Biogen Idec, Inc. (a)	70,351	23,272,814
Bluebird Bio, Inc. (a)	1,500	53,820
Enanta Pharmaceuticals, Inc. (a)	10,374	410,499
Gilead Sciences, Inc. (a)	319,105	33,968,727
Karyopharm Therapeutics, Inc.	4,400	153,736
Medivation, Inc. (a)	11,700	1,156,779
Opko Health, Inc. (a)(d)	9,500	80,845
OvaScience, Inc. (a)	137,397	2,280,790
Puma Biotechnology, Inc. (a)	600	143,142
Regeneron Pharmaceuticals, Inc. (a)	700	252,364
Vertex Pharmaceuticals, Inc. (a)	900	101,079
		64,902,900
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	161,200	1,903,772
C.R. Bard, Inc.	5,100	727,821
Covidien PLC	10,000	865,100
DexCom, Inc. (a)	18,472	738,695
Medtronic, Inc.	27,121	1,680,146
Stryker Corp.	1,000	80,750
Zimmer Holdings, Inc.	18,300	1,840,065
		7,836,349
Health Care Providers & Services - 2.7%
Aetna, Inc.	17,014	1,378,134
AmerisourceBergen Corp.	29,025	2,243,633
Cardinal Health, Inc.	16,850	1,262,402
Cigna Corp.	7,100	643,899
HCA Holdings, Inc. (a)	11,300	796,876
Henry Schein, Inc. (a)	54,193	6,311,859
MWI Veterinary Supply, Inc. (a)	2,017	299,323
Tenet Healthcare Corp. (a)	10,631	631,375
UnitedHealth Group, Inc.	84,834	7,316,933
Universal Health Services, Inc. Class B	5,600	585,200
WellPoint, Inc.	16,900	2,021,578
		23,491,212
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)(d)	5,600	$ 72,464
Cerner Corp. (a)	74,019	4,409,312
		4,481,776
Life Sciences Tools & Services - 0.9%
Eurofins Scientific SA	700	181,248
Illumina, Inc. (a)	4,586	751,737
Mettler-Toledo International, Inc. (a)	12,055	3,087,647
PAREXEL International Corp. (a)	1,400	88,326
Thermo Fisher Scientific, Inc.	32,181	3,916,428
		8,025,386
Pharmaceuticals - 5.1%
AbbVie, Inc.	171,709	9,917,912
Actavis PLC (a)	19,433	4,688,794
Astellas Pharma, Inc.	114,900	1,710,797
Biodelivery Sciences International, Inc. (a)(d)	257,433	4,399,530
Bristol-Myers Squibb Co.	46,868	2,398,704
Jazz Pharmaceuticals PLC (a)	3,800	610,128
Johnson & Johnson	166,374	17,733,805
Novo Nordisk A/S Series B	9,300	442,790
Pacira Pharmaceuticals, Inc. (a)	800	77,536
Shire PLC	6,800	586,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,000	1,290,000
		43,856,711
TOTAL HEALTH CARE		152,594,334
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)	2,682	80,648
Honeywell International, Inc.	2,727	253,938
Precision Castparts Corp.	15,109	3,579,020
The Boeing Co.	3,468	441,754
TransDigm Group, Inc.	793	146,174
		4,501,534
Air Freight & Logistics - 0.5%
FedEx Corp.	16,400	2,647,780
XPO Logistics, Inc. (a)(d)	43,461	1,637,176
		4,284,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.4%
Delta Air Lines, Inc.	2,200	$ 79,530
Ryanair Holdings PLC sponsored ADR (a)	8,000	451,440
Southwest Airlines Co.	61,300	2,070,101
United Continental Holdings, Inc. (a)	12,300	575,517
		3,176,588
Building Products - 0.0%
Fortune Brands Home & Security, Inc.	2,400	98,664
Toto Ltd.	27,000	296,895
		395,559
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	30,100	1,469,482
Industrial Conglomerates - 1.3%
3M Co.	34,723	4,919,555
Danaher Corp.	86,120	6,543,398
		11,462,953
Machinery - 0.4%
Illinois Tool Works, Inc.	36,793	3,106,065
PACCAR, Inc.	3,000	170,625
Xylem, Inc.	600	21,294
		3,297,984
Professional Services - 0.2%
Robert Half International, Inc.	3,400	166,600
Verisk Analytics, Inc. (a)	26,478	1,612,245
		1,778,845
Road & Rail - 2.6%
Canadian Pacific Railway Ltd.	60,400	12,535,177
Union Pacific Corp.	87,240	9,458,561
		21,993,738
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	39,650	1,288,625
Noble Group Ltd.	543,377	553,727
		1,842,352
TOTAL INDUSTRIALS		54,203,991
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.6%
F5 Networks, Inc. (a)	7,200	854,928
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Palo Alto Networks, Inc. (a)	6,000	$ 588,600
QUALCOMM, Inc.	48,249	3,607,578
		5,051,106
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	82,800	8,268,408
Internet Software & Services - 14.7%
Akamai Technologies, Inc. (a)	17,300	1,034,540
Alibaba Group Holding Ltd. sponsored ADR	25,500	2,265,675
Baidu.com, Inc. sponsored ADR (a)	2,400	523,752
Constant Contact, Inc. (a)	8,202	222,602
Facebook, Inc. Class A (a)	830,406	65,635,288
Google, Inc.:
Class A (a)	40,739	23,971,235
Class C (a)	41,439	23,925,221
GrubHub, Inc. (d)	12,500	428,000
Just Eat Ltd. (a)	29,690	141,989
LinkedIn Corp. (a)	7,722	1,604,554
NAVER Corp.	1,322	1,011,284
Shutterstock, Inc. (a)	500	35,690
Tencent Holdings Ltd.	44,300	659,248
Twitter, Inc.	11,900	613,802
Yahoo!, Inc. (a)	113,105	4,609,029
		126,681,909
IT Services - 3.6%
ASAC II LP (a)(f)	224,957	3,214,763
CGI Group, Inc. Class A (sub. vtg.) (a)	10,100	341,251
Computer Sciences Corp.	26,375	1,612,831
Fidelity National Information Services, Inc.	66,997	3,771,931
Fiserv, Inc. (a)	3,800	245,613
FleetCor Technologies, Inc. (a)	4,400	625,328
Gartner, Inc. Class A (a)	3,000	220,410
Global Payments, Inc.	4,800	335,424
MasterCard, Inc. Class A	185,990	13,748,381
Visa, Inc. Class A	32,110	6,851,311
		30,967,243
Semiconductors & Semiconductor Equipment - 1.1%
Avago Technologies Ltd.	44,800	3,897,600
Cavium, Inc. (a)	11,700	581,841
Freescale Semiconductor, Inc. (a)	65,051	1,270,446
KLA-Tencor Corp.	1,100	86,658
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	1,400	$ 66,122
NXP Semiconductors NV (a)	19,898	1,361,620
RF Micro Devices, Inc. (a)	8,074	93,174
Skyworks Solutions, Inc.	8,300	481,815
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	65,900	1,329,862
TriQuint Semiconductor, Inc. (a)	4,700	89,629
		9,258,767
Software - 5.0%
Activision Blizzard, Inc.	3,500	72,765
Adobe Systems, Inc. (a)	41,373	2,862,598
Concur Technologies, Inc. (a)	9,500	1,204,790
Intuit, Inc.	8,000	701,200
Microsoft Corp.	317,707	14,728,897
Mobileye NV	46,665	2,250,700
salesforce.com, Inc. (a)	178,525	10,270,543
ServiceNow, Inc. (a)	56,411	3,315,839
SolarWinds, Inc. (a)	1,900	79,895
Ultimate Software Group, Inc. (a)(d)	35,141	4,972,803
Workday, Inc. Class A (a)	24,500	2,021,250
Xero Ltd. (a)	6,120	103,196
Zendesk, Inc.	7,100	153,289
		42,737,765
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	153,041	15,418,881
Samsung Electronics Co. Ltd.	1,121	1,258,130
Xaar PLC	24,188	147,439
		16,824,450
TOTAL INFORMATION TECHNOLOGY		239,789,648
MATERIALS - 3.4%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	3,900	507,702
CF Industries Holdings, Inc.	3,500	977,270
Ecolab, Inc.	65,793	7,555,010
Filtrona PLC	13,300	171,951
LyondellBasell Industries NV Class A	16,074	1,746,601
Monsanto Co.	11,231	1,263,600
PPG Industries, Inc.	41,831	8,229,831
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	13,800	$ 3,022,062
Westlake Chemical Corp.	5,400	467,586
		23,941,613
Construction Materials - 0.1%
Eagle Materials, Inc.	10,718	1,091,414
Containers & Packaging - 0.0%
Ball Corp.	2,600	164,502
Metals & Mining - 0.5%
B2Gold Corp. (a)	61,000	124,184
Barrick Gold Corp.	8,900	130,884
Eldorado Gold Corp.	22,800	153,703
Franco-Nevada Corp.	13,200	647,890
Ivanhoe Mines Ltd. (a)	72,500	73,798
Nucor Corp.	11,410	619,335
POSCO	775	238,452
Primero Mining Corp. (a)	60,700	295,384
Steel Dynamics, Inc.	37,800	854,658
Tahoe Resources, Inc. (a)	3,600	73,257
United States Steel Corp.	13,200	517,044
		3,728,589
TOTAL MATERIALS		28,926,118
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Iliad SA	643	136,115
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	11,300	789,293
T-Mobile U.S., Inc. (a)	14,800	427,276
		1,216,569
TOTAL TELECOMMUNICATION SERVICES		1,352,684
TOTAL COMMON STOCKS (Cost $583,129,251)		808,960,228
Preferred Stocks - 0.6%
	Shares	Value
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (f)	4,308	$ 175,392
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(f)	127,173	606,615
TOTAL CONSUMER DISCRETIONARY		782,007
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Dropbox, Inc. Series C (f)	53,923	1,005,664
Pinterest, Inc. (f)	66,300	1,126,117
Pinterest, Inc. Series E, 8.00% (f)	63,759	1,082,958
Uber Technologies, Inc. 8.00% (f)	9,186	570,012
		3,784,751
IT Services - 0.0%
Nutanix, Inc. Series E (f)	24,249	324,852
Software - 0.0%
Cloudera, Inc. Series F (f)	9,618	156,870
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(f)	11,508	157,199
TOTAL INFORMATION TECHNOLOGY		4,423,672
TOTAL CONVERTIBLE PREFERRED STOCKS		5,205,679
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC 0.00%	10,800	264,600
TOTAL PREFERRED STOCKS (Cost $5,225,281)		5,470,279
Bank Loan Obligations - 0.1%
	Principal Amount	Value
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc. Tranche B, term loan 9/24/21 (e) (Cost $425,700)	$ 430,000	$ 426,508
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	44,213,534	44,213,534
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,772,727	25,772,727
TOTAL MONEY MARKET FUNDS (Cost $69,986,261)		69,986,261
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $658,766,493)		884,843,276
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(23,845,679)
NET ASSETS - 100%		$ 860,997,597
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,420,442 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 175,392
ASAC II LP	10/10/13	$ 2,249,570
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 587,539
Cloudera, Inc. Series F	2/5/14	$ 140,038
Dropbox, Inc. Series C	1/30/14	$ 1,029,994
Nutanix, Inc. Series E	8/26/14	$ 324,852
Pinterest, Inc.	5/15/14	$ 1,126,117
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 926,463
Pure Storage, Inc. Series E	8/22/13	$ 79,768
Uber Technologies, Inc. 8.00%	6/6/14	$ 570,012
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,102
Fidelity Securities Lending Cash Central Fund	65,632
Total	$ 89,734
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 144,108,896	$ 143,326,889	$ -	$ 782,007
Consumer Staples	57,983,756	57,983,756	-	-
Energy	30,242,892	29,978,902	263,990	-
Financials	100,804,516	98,961,025	1,843,491	-
Health Care	152,594,334	151,564,829	1,029,505	-
Industrials	54,203,991	54,203,991	-	-
Information Technology	244,213,320	233,664,937	2,909,948	7,638,435
Materials	28,926,118	28,687,666	238,452	-
Telecommunication Services	1,352,684	563,391	789,293	-
Bank Loan Obligations	426,508	-	426,508	-
Money Market Funds	69,986,261	69,986,261	-	-
Total Investments in Securities:	$ 884,843,276	$ 868,921,647	$ 7,501,187	$ 8,420,442
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $659,385,103. Net unrealized appreciation aggregated $225,458,173, of which $230,636,750 related to appreciated investment securities and $5,178,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

September 30, 2014

1.807733.110

CON-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 1.2%
Harley-Davidson, Inc.	913,797	$ 53,183
Mahindra & Mahindra Ltd. (a)	2,881,322	63,302
Maruti Suzuki India Ltd. (a)	1,008,951	52,274
Tata Motors Ltd. sponsored ADR	1,356,980	59,314
Tesla Motors, Inc. (a)(e)	4,584,679	1,112,610
		1,340,683
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	3,606,400	94,848
Buffalo Wild Wings, Inc. (a)	46,364	6,225
Chipotle Mexican Grill, Inc. (a)(f)	1,720,565	1,146,911
Darden Restaurants, Inc.	948,009	48,785
Domino's Pizza, Inc.	488,900	37,626
Dunkin' Brands Group, Inc.	3,901,291	174,856
Marriott International, Inc. Class A	5,695,852	398,140
Sodexo SA	114,000	11,156
Starbucks Corp.	17,055,123	1,286,980
Tim Hortons, Inc. (Canada)	1,270,952	100,081
Whitbread PLC	3,629,344	244,409
		3,550,017
Internet & Catalog Retail - 3.7%
Amazon.com, Inc. (a)	4,535,120	1,462,304
Liberty Interactive Corp.:
(Venture Group) Series A (a)	1,031,840	39,169
Series A (a)	2,064,857	58,890
Liberty TripAdvisor Holdings, Inc. (a)	1,031,840	34,979
Netflix, Inc. (a)	1,153,913	520,622
priceline.com, Inc. (a)	1,007,373	1,167,122
TripAdvisor, Inc. (a)	8,140,697	744,223
		4,027,309
Leisure Products - 0.1%
Polaris Industries, Inc.	739,278	110,736
Media - 4.1%
Altice SA	767,921	40,669
Charter Communications, Inc. Class A (a)	576,629	87,284
Comcast Corp. Class A	11,834,448	636,457
Discovery Communications, Inc.:
Class A (a)	4,079,543	154,207
Class C (non-vtg.) (a)	5,336,843	198,958
DISH Network Corp. Class A (a)	2,485,975	160,544
Legend Pictures LLC (a)(h)(j)	52,165	94,053
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global PLC:
Class A (a)	5,710,715	$ 242,934
Class C	4,972,615	203,952
Liberty Media Corp.:
Class A (a)	1,027,080	48,458
Class C (a)	5,702,560	267,963
The Walt Disney Co.	26,016,744	2,316,271
Weinstein Co. Holdings LLC Class A-1 (a)(h)(j)	41,234	7,184
		4,458,934
Multiline Retail - 0.0%
B&M European Value Retail S.A.	14,164,068	63,146
Specialty Retail - 1.9%
AutoZone, Inc. (a)	262,150	133,607
Home Depot, Inc.	581,000	53,301
O'Reilly Automotive, Inc. (a)	1,671,129	251,271
TJX Companies, Inc.	26,947,209	1,594,466
		2,032,645
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc.	332,500	11,840
NIKE, Inc. Class B	16,236,812	1,448,324
Under Armour, Inc. Class A (sub. vtg.) (a)	11,496,498	794,408
		2,254,572
TOTAL CONSUMER DISCRETIONARY		17,838,042
CONSUMER STAPLES - 6.7%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	1,882,984	208,729
Boston Beer Co., Inc. Class A (a)	494,024	109,555
Dr. Pepper Snapple Group, Inc.	379,800	24,425
Monster Beverage Corp. (a)	508,900	46,651
The Coca-Cola Co.	16,915,462	721,614
		1,110,974
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	4,684,764	587,095
CVS Health Corp.	14,804,544	1,178,294
Sprouts Farmers Market LLC (a)	286,109	8,317
		1,773,706
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.1%
Associated British Foods PLC	11,672,407	$ 506,940
Keurig Green Mountain, Inc.	1,295,100	168,531
Mead Johnson Nutrition Co. Class A	1,323,900	127,386
Mondelez International, Inc.	12,021,063	411,902
		1,214,759
Household Products - 1.8%
Colgate-Palmolive Co.	29,365,090	1,915,191
Procter & Gamble Co.	760,315	63,669
		1,978,860
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	14,665,270	1,095,789
L'Oreal SA	332,408	52,775
		1,148,564
TOTAL CONSUMER STAPLES		7,226,863
ENERGY - 5.1%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	6,988,474	710,658
Oil, Gas & Consumable Fuels - 4.4%
Americas Petrogas, Inc. (a)(g)	3,560,563	2,003
Anadarko Petroleum Corp.	1,397,000	141,712
Antero Resources Corp.	695,385	38,170
BG Group PLC	1,999,400	36,911
Birchcliff Energy Ltd. (a)	4,286,211	40,606
Birchcliff Energy Ltd. (a)(g)	686,127	6,500
Canadian Natural Resources Ltd.	1,625,372	63,146
Concho Resources, Inc. (a)	764,080	95,808
Continental Resources, Inc. (a)(e)	7,118,867	473,262
EOG Resources, Inc.	12,242,196	1,212,222
Kinder Morgan Holding Co. LLC (e)	5,839,400	223,883
Noble Energy, Inc. (f)	31,205,089	2,133,180
Painted Pony Petroleum Ltd. (a)	656,100	7,352
PrairieSky Royalty Ltd. (e)	1,114,200	35,069
TAG Oil Ltd. (a)(g)	1,365,192	2,109
The Williams Companies, Inc.	1,061,500	58,754
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tourmaline Oil Corp. (a)	3,342,583	$ 148,125
Tourmaline Oil Corp. (a)(g)	1,112,059	49,280
		4,768,092
TOTAL ENERGY		5,478,750
FINANCIALS - 16.5%
Banks - 7.1%
Bank of America Corp.	33,388,074	569,267
Bank of Ireland (a)	1,353,416,112	529,775
Citigroup, Inc.	7,982,728	413,665
HDFC Bank Ltd. sponsored ADR	3,086,561	143,772
JPMorgan Chase & Co.	9,919,349	597,542
Kotak Mahindra Bank Ltd.	810,000	13,248
M&T Bank Corp. (e)	1,227,492	151,337
Metro Bank PLC Class A (a)(f)(j)	4,680,628	98,644
PNC Financial Services Group, Inc.	3,003,494	257,039
PT Bank Central Asia Tbk	49,191,400	52,784
The Toronto-Dominion Bank	2,768,600	136,632
U.S. Bancorp	25,423,650	1,063,471
Wells Fargo & Co.	70,262,475	3,644,515
		7,671,691
Capital Markets - 1.2%
Ameriprise Financial, Inc.	1,891,380	233,358
BlackRock, Inc. Class A	1,626,865	534,132
Charles Schwab Corp.	10,515,160	309,041
Morgan Stanley	4,954,157	171,265
Oaktree Capital Group LLC Class A	1,969,172	100,625
		1,348,421
Consumer Finance - 1.5%
American Express Co.	15,643,997	1,369,475
Discover Financial Services	3,451,700	222,255
		1,591,730
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class A (a)	24,290	5,025,599
McGraw Hill Financial, Inc.	2,749,082	232,160
		5,257,759
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.5%
ACE Ltd.	3,718,179	$ 389,925
AIA Group Ltd.	61,418,400	317,578
American International Group, Inc.	1,684,550	90,999
Direct Line Insurance Group PLC	14,097,400	67,236
Fairfax Financial Holdings Ltd. (sub. vtg.)	110,722	49,609
Marsh & McLennan Companies, Inc.	6,077,671	318,105
Prudential PLC	4,098,632	91,118
The Chubb Corp.	3,123,992	284,533
The Travelers Companies, Inc.	567,835	53,342
		1,662,445
Real Estate Investment Trusts - 0.4%
American Tower Corp.	2,683,490	251,255
Equity Residential (SBI)	2,405,000	148,100
		399,355
TOTAL FINANCIALS		17,931,401
HEALTH CARE - 15.4%
Biotechnology - 4.8%
Agios Pharmaceuticals, Inc. (a)(e)	1,231,944	75,580
Akebia Therapeutics, Inc. (a)	246,200	5,448
Alexion Pharmaceuticals, Inc. (a)	2,118,102	351,224
Amgen, Inc.	140,385	19,718
Auspex Pharmaceuticals, Inc.	756,500	19,419
Avalanche Biotechnologies, Inc. (a)	141,600	4,841
Biogen Idec, Inc. (a)	8,307,199	2,748,105
Bluebird Bio, Inc. (a)	191,300	6,864
Gilead Sciences, Inc. (a)	16,511,002	1,757,596
Karyopharm Therapeutics, Inc.	521,900	18,235
Medivation, Inc. (a)	1,456,830	144,037
Opko Health, Inc. (a)(e)	1,424,300	12,121
Puma Biotechnology, Inc. (a)	65,081	15,526
Regeneron Pharmaceuticals, Inc. (a)	96,200	34,682
		5,213,396
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	24,927,088	294,389
C.R. Bard, Inc.	672,017	95,904
Covidien PLC	1,299,778	112,444
DexCom, Inc. (a)	1,959,563	78,363
Medtronic, Inc.	4,319,517	267,594
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	2,022,114	$ 163,286
Zimmer Holdings, Inc.	2,547,800	256,181
		1,268,161
Health Care Providers & Services - 2.8%
Aetna, Inc.	2,179,119	176,509
AmerisourceBergen Corp.	4,929,109	381,020
Cardinal Health, Inc.	2,479,566	185,769
Cigna Corp.	1,029,935	93,405
HCA Holdings, Inc. (a)	1,682,800	118,671
Henry Schein, Inc. (a)	2,709,616	315,589
Tenet Healthcare Corp. (a)	1,584,890	94,127
UnitedHealth Group, Inc.	15,346,099	1,323,601
Universal Health Services, Inc. Class B	729,900	76,275
WellPoint, Inc.	2,286,700	273,535
		3,038,501
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)	635,725	8,226
Cerner Corp. (a)	9,614,162	572,716
		580,942
Life Sciences Tools & Services - 1.1%
Eurofins Scientific SA	89,038	23,054
Illumina, Inc. (a)	391,272	64,137
Mettler-Toledo International, Inc. (a)(f)	2,204,506	564,640
PAREXEL International Corp. (a)	175,400	11,066
Thermo Fisher Scientific, Inc.	4,228,392	514,595
		1,177,492
Pharmaceuticals - 5.0%
AbbVie, Inc.	21,136,741	1,220,858
Actavis PLC (a)	2,522,221	608,561
Astellas Pharma, Inc.	15,482,000	230,518
Bayer AG	3,317,357	464,670
Bristol-Myers Squibb Co.	6,744,369	345,177
Jazz Pharmaceuticals PLC (a)	486,000	78,032
Johnson & Johnson	18,618,072	1,984,500
Novo Nordisk A/S Series B	4,010,278	190,937
Pacira Pharmaceuticals, Inc. (a)	104,600	10,138
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	896,800	$ 77,377
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,506,100	188,453
		5,399,221
TOTAL HEALTH CARE		16,677,713
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.4%
AeroVironment, Inc. (a)	302,733	9,103
Honeywell International, Inc.	1,032,217	96,120
Precision Castparts Corp.	204,638	48,475
The Boeing Co.	1,712,755	218,171
TransDigm Group, Inc.	88,800	16,369
		388,238
Air Freight & Logistics - 0.4%
FedEx Corp.	2,581,299	416,751
XPO Logistics, Inc. (a)	1,413,042	53,229
		469,980
Airlines - 0.4%
Delta Air Lines, Inc.	280,900	10,155
Ryanair Holdings PLC sponsored ADR (a)	1,540,543	86,933
Southwest Airlines Co.	8,517,838	287,647
United Continental Holdings, Inc. (a)	1,736,078	81,231
		465,966
Building Products - 0.0%
Fortune Brands Home & Security, Inc.	312,135	12,832
Toto Ltd.	3,745,000	41,180
		54,012
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	2,614,417	304,736
Electrical Equipment - 0.0%
Nidec Corp.	8,700	588
Industrial Conglomerates - 1.4%
3M Co.	5,346,123	757,439
Danaher Corp.	10,093,694	766,919
		1,524,358
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.4%
Illinois Tool Works, Inc.	4,593,309	$ 387,767
PACCAR, Inc.	390,700	22,221
		409,988
Professional Services - 0.0%
Robert Half International, Inc.	436,300	21,379
Verisk Analytics, Inc. (a)	50,945	3,102
		24,481
Road & Rail - 2.8%
Canadian Pacific Railway Ltd.	7,205,309	1,495,361
Union Pacific Corp.	13,816,904	1,498,029
		2,993,390
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (f)(g)	1,572,017	51,091
Class A (f)	6,115,967	198,769
Noble Group Ltd.	75,276,647	76,711
		326,571
TOTAL INDUSTRIALS		6,962,308
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	995,346	118,187
Palo Alto Networks, Inc. (a)	782,500	76,763
QUALCOMM, Inc.	10,003,592	747,969
		942,919
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A (f)	11,961,177	1,194,443
Internet Software & Services - 12.0%
Akamai Technologies, Inc. (a)	2,251,289	134,627
Alibaba Group Holding Ltd. sponsored ADR	3,233,000	287,252
Baidu.com, Inc. sponsored ADR (a)	316,800	69,135
Constant Contact, Inc. (a)(f)	2,164,935	58,756
Dropbox, Inc. (a)(j)	5,464,028	101,904
Facebook, Inc. Class A (a)	42,991,398	3,398,040
Google, Inc.:
Class A (a)	6,792,667	3,996,873
Class C (a)	6,933,367	4,003,049
GrubHub, Inc. (e)	1,597,900	54,712
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Just Eat Ltd. (a)	3,855,759	$ 18,440
LinkedIn Corp. (a)	728,200	151,313
NAVER Corp.	249,629	190,957
Shutterstock, Inc. (a)	25,074	1,790
Tencent Holdings Ltd.	5,885,000	87,577
Twitter, Inc.	1,564,100	80,676
Yahoo!, Inc. (a)	9,478,266	386,239
		13,021,340
IT Services - 3.7%
Alliance Data Systems Corp. (a)	110,080	27,330
ASAC II LP (a)(j)	39,494,500	564,399
CGI Group, Inc. Class A (sub. vtg.) (a)	2,009,047	67,880
Computer Sciences Corp.	3,089,643	188,932
Fidelity National Information Services, Inc.	3,618,639	203,729
Fiserv, Inc. (a)	3,244,392	209,701
FleetCor Technologies, Inc. (a)	536,270	76,215
Gartner, Inc. Class A (a)	718,244	52,769
MasterCard, Inc. Class A	16,222,585	1,199,173
Visa, Inc. Class A	6,808,310	1,452,689
		4,042,817
Semiconductors & Semiconductor Equipment - 0.9%
Avago Technologies Ltd.	3,218,607	280,019
Freescale Semiconductor, Inc. (a)	8,350,100	163,077
KLA-Tencor Corp.	161,500	12,723
Microchip Technology, Inc. (e)	457,000	21,584
NXP Semiconductors NV (a)	3,251,706	222,514
RF Micro Devices, Inc. (a)	1,291,400	14,903
Skyworks Solutions, Inc.	1,058,400	61,440
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,750,000	116,035
TriQuint Semiconductor, Inc. (a)	622,515	11,871
		904,166
Software - 4.2%
Activision Blizzard, Inc.	5,668,195	117,842
Adobe Systems, Inc. (a)	5,592,902	386,973
Intuit, Inc.	1,037,600	90,946
Microsoft Corp.	42,581,788	1,974,092
Mobileye NV	8,302,715	400,448
salesforce.com, Inc. (a)	17,255,066	992,684
ServiceNow, Inc. (a)	2,458,875	144,533
SolarWinds, Inc. (a)	251,700	10,584
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.:
warrants 8/10/17 (a)(j)	124,282	$ 0*
warrants 10/3/18 (a)(j)	181,908	0*
Ultimate Software Group, Inc. (a)	834,805	118,133
Workday, Inc. Class A (a)	3,953,664	326,177
Xero Ltd. (a)	843,553	14,224
Zendesk, Inc.	567,884	12,261
		4,588,897
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	31,448,349	3,168,421
Samsung Electronics Co. Ltd.	10,498	11,782
		3,180,203
TOTAL INFORMATION TECHNOLOGY		27,874,785
MATERIALS - 3.1%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	475,000	61,836
CF Industries Holdings, Inc.	526,856	147,109
Ecolab, Inc.	4,709,838	540,831
Filtrona PLC	5,041,009	65,174
LyondellBasell Industries NV Class A	2,033,656	220,977
Monsanto Co.	2,053,749	231,067
PPG Industries, Inc.	3,209,005	631,340
Sherwin-Williams Co.	1,479,805	324,062
Westlake Chemical Corp.	806,110	69,801
		2,292,197
Construction Materials - 0.1%
Eagle Materials, Inc.	1,343,179	136,776
Containers & Packaging - 0.1%
Ball Corp.	547,384	34,633
Rock-Tenn Co. Class A	648,402	30,851
		65,484
Metals & Mining - 0.8%
B2Gold Corp. (a)(f)	50,210,501	102,219
Eldorado Gold Corp.	3,036,000	20,467
Franco-Nevada Corp.	5,386,288	264,373
Ivanhoe Mines Ltd. (a)(f)	23,502,400	23,923
Ivanhoe Mines Ltd. (f)(g)	16,068,594	16,356
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ivanhoe Mines Ltd. Class A Class A warrants 12/10/15 (a)(f)(g)	22,636,300	$ 1,819
Nucor Corp.	1,525,384	82,798
POSCO	100,777	31,007
Steel Dynamics, Inc.	4,965,000	112,259
Tahoe Resources, Inc. (a)	7,323,548	149,028
United States Steel Corp. (e)	1,842,400	72,167
		876,416
TOTAL MATERIALS		3,370,873
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Iliad SA	56,977	12,061
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	811,700	56,696
T-Mobile U.S., Inc. (a)	2,040,900	58,921
		115,617
TOTAL TELECOMMUNICATION SERVICES		127,678
TOTAL COMMON STOCKS (Cost $57,917,380)		103,488,413
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (j)	578,817	23,565
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(j)	1,228,555	6,376
TOTAL CONSUMER DISCRETIONARY		29,941
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intarcia Therapeutics, Inc. (a)(j)	2,100,446	68,033
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Dropbox, Inc.:
Series A (a)(j)	1,260,898	$ 23,516
Series C (j)	698,385	13,025
Pinterest, Inc. (j)	691,144	11,739
Pinterest, Inc. Series E, 8.00% (j)	10,968,216	186,297
Uber Technologies, Inc. 8.00% (j)	1,217,229	75,532
		310,109
IT Services - 0.1%
Nutanix, Inc. Series E (j)	3,060,752	41,003
Software - 0.0%
Cloudera, Inc. Series F (j)	1,316,883	21,478
Trion World Network, Inc.:
8.00% (a)(j)	333,435	423
Series C, 8.00% (a)(j)	3,950,196	5,017
Series C-1, 8.00% (a)(j)	310,705	395
		27,313
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(j)	2,007,356	27,420
TOTAL INFORMATION TECHNOLOGY		405,845
TOTAL CONVERTIBLE PREFERRED STOCKS		503,819
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC 0.00%	1,121,837	27,485
TOTAL PREFERRED STOCKS (Cost $476,448)		531,304
Corporate Bonds - 0.0%
		Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (j)		$ 1,211	$ 1,211
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16 (d)	EUR	13,616	18,574
TOTAL CORPORATE BONDS (Cost $19,092)			19,785
Bank Loan Obligations - 0.1%

INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc. Tranche B, term loan 9/24/21 (i) (Cost $54,034)		54,580	54,137
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	3,967,480,027	3,967,480
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,152,010,563	1,152,011
TOTAL MONEY MARKET FUNDS (Cost $5,119,491)		5,119,491
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $63,586,445)		109,213,130
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(788,670)
NET ASSETS - 100%		$ 108,424,460
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,158,000 or 0.1% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(i) The coupon rate will be determined upon settlement of the loan after period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,371,216,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Airbnb, Inc. Series D	4/16/14	$ 23,565
ASAC II LP	10/10/13	$ 394,945
Cloudera, Inc. Series F	2/5/14	$ 19,174
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Dropbox, Inc. Series C	1/30/14	$ 13,340
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 22,464
Intarcia Therapeutics, Inc.	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 12/18/12	$ 57,827
Metro Bank PLC Class A	12/8/09 - 12/6/13	$ 80,047
Nutanix, Inc. Series E	8/26/14	$ 41,003
Pinterest, Inc.	5/15/14	$ 11,739
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 159,376
Pure Storage, Inc. Series E	8/22/13	$ 13,914
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 1,754
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 4/10/14	$ 1,210
Uber Technologies, Inc. 8.00%	6/6/14	$ 75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,171
Fidelity Securities Lending Cash Central Fund	2,948
Total	$ 6,119
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Lease Corp. Class A (144A)	$ 50,489	$ -	$ 1,915*	$ 142	$ 51,091
Air Lease Corp. Class A	144,090	96,233	33,557*	478	198,769
Amphenol Corp. Class A	905,079	232,435	69,163*	7,141	1,194,443
B2Gold Corp. (144A)	12,006	-	8*	-	-
B2Gold Corp.	97,255	23,121	33,363*	-	102,219
Chipotle Mexican Grill, Inc.	909,505	88,197	84,637*	-	1,146,911
Concur Technologies, Inc.	395,008	-	359,575*	-	-
Constant Contact, Inc.	50,523	29,301	9,367*	-	58,756
Cornerstone OnDemand, Inc.	141,270	4,590	138,411*	-	-
Discovery Communications, Inc. Class A	1,312,435	-	699,667*	-	-
Dunkin' Brands Group, Inc.	344,509	-	148,271*	4,298	-
Five Below, Inc.	168,373	-	148,021*	-	-
Ivanhoe Mines Ltd.	-	29,227	299*	-	23,923
Ivanhoe Mines Ltd. (144A)	28,303	-	15*	-	16,356
Ivanhoe Mines Ltd. Class A Class A warrants 12/10/15	-	3,314	26*	-	1,819
Metro Bank PLC rights	-	-	-	-	-
Metro Bank PLC Class A	100,762	-	-	-	98,644
Mettler-Toledo International, Inc.	596,249	29,167	94,688*	-	564,640
NetSuite, Inc.	403,365	10,542	356,183*	-	-
Noble Energy, Inc.	2,392,270	-	304,552*	16,975	2,133,180
ServiceNow, Inc.	382,280	58,502	294,505*	-	-
Tableau Software, Inc.	82,296	23,512	102,477*	-	-
Tahoe Resources, Inc.	34,598	2,894	8,040*	-	-
TJX Companies, Inc.	2,598,713	12,242	814,929*	17,189	-
TripAdvisor, Inc.	721,785	86,623	153,390*	-	-
Total	$ 11,871,163	$ 729,900	$ 3,855,059	$ 46,223	$ 5,590,751
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,867,983	$ 17,684,531	$ 52,274	$ 131,178
Consumer Staples	7,226,863	7,226,863	-	-
Energy	5,478,750	5,441,839	36,911	-
Financials	17,958,886	17,239,349	620,893	98,644
Health Care	16,745,746	16,409,399	268,314	68,033
Industrials	6,962,308	6,961,720	588	-
Information Technology	28,280,630	26,720,457	488,025	1,072,148
Materials	3,370,873	3,339,866	31,007	-
Telecommunication Services	127,678	70,982	56,696	-
Corporate Bonds	19,785	-	18,574	1,211
Bank Loan Obligations	54,137	-	54,137	-
Money Market Funds	5,119,491	5,119,491	-	-
Total Investments in Securities:	$ 109,213,130	$ 106,214,497	$ 1,627,419	$ 1,371,214
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,023,658
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	221,072
Cost of Purchases	184,437
Proceeds of Sales	(57,953)
Amortization/Accretion	-
(Amounts in thousands)
Investments in Securities:
Transfers into Level 3	$ 470,538
Transfers out of Level 3	(470,538)
Ending Balance	$ 1,371,214
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2014	$ 221,072

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and proceeds of sales includes securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $63,895,792,000. Net unrealized appreciation aggregated $45,317,338,000, of which $45,905,917,000 related to appreciated investment securities and $588,579,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 09/30/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 866,184	Last transaction price	Adjusted transaction price	$18.65	Increase
		Market comparable	EV/EBITDA multiple	7.0 - 15.7 / 13.1	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
Corporate Bonds	$ 1,211	Last transaction price	Transaction price	$100.00	Increase
Asset Type	Fair Value at 09/30/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$ 503,819	Last transaction price	Transaction price	$13.40 - $62.05 / $28.96	Increase
			Adjusted transaction price	$18.65	Increase
		Liquidation scenario	Liquidation distribution	$5.19	Increase
		Market comparable	EV/EBITDA multiple	7.0	Increase
			EV/Sales multiple	7.1 - 10.1 / 8.4	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Opportunistic
Insights Fund

September 30, 2014

1.951057.101

O1T-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 1.4%
Harley-Davidson, Inc.	68,154	$ 3,966,563
Mahindra & Mahindra Ltd. (a)	167,072	3,670,513
Maruti Suzuki India Ltd. (a)	56,055	2,904,200
Tata Motors Ltd. sponsored ADR	75,774	3,312,082
Tesla Motors, Inc. (a)(d)	305,716	74,191,159
		88,044,517
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	197,400	5,191,620
Buffalo Wild Wings, Inc. (a)	9,887	1,327,527
Chipotle Mexican Grill, Inc. (a)	87,614	58,402,616
Darden Restaurants, Inc.	60,100	3,092,746
Domino's Pizza, Inc.	22,100	1,700,816
Marriott International, Inc. Class A	442,900	30,958,710
Sodexo SA	6,200	606,739
Starbucks Corp.	1,178,300	88,914,518
Whitbread PLC	188,165	12,671,515
		202,866,807
Internet & Catalog Retail - 4.7%
Amazon.com, Inc. (a)	284,307	91,671,949
Liberty Interactive Corp. (Venture Group) Series A (a)	30,520	1,158,539
Liberty TripAdvisor Holdings, Inc. (a)	30,520	1,034,628
Netflix, Inc. (a)	61,439	27,720,048
priceline.com, Inc. (a)	75,150	87,067,287
TripAdvisor, Inc. (a)	890,705	81,428,251
zulily, Inc. Class A	16,400	621,396
		290,702,098
Leisure Products - 0.4%
Polaris Industries, Inc.	165,500	24,790,245
Media - 3.1%
Altice SA	45,200	2,393,778
CBS Corp. Class B	2,917	156,060
Charter Communications, Inc. Class A (a)	26,903	4,072,307
Comcast Corp. Class A	433,032	23,288,461
DISH Network Corp. Class A (a)	137,200	8,860,376
Liberty Global PLC:
Class A (a)	578,352	24,603,094
Class C	538,852	22,101,015
Liberty Media Corp.:
Class A (a)	270,798	12,776,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
Class C (a)	727,596	$ 34,189,736
The Walt Disney Co.	711,900	63,380,457
		195,821,534
Multiline Retail - 0.2%
B&M European Value Retail S.A.	775,500	3,457,305
Next PLC	100,641	10,776,332
		14,233,637
Specialty Retail - 1.3%
AutoZone, Inc. (a)	14,500	7,390,070
Home Depot, Inc.	32,900	3,018,246
O'Reilly Automotive, Inc. (a)	81,474	12,250,431
TJX Companies, Inc.	1,037,325	61,378,520
		84,037,267
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	17,000	605,370
NIKE, Inc. Class B	975,325	86,998,990
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	870,000	60,117,000
		147,721,360
TOTAL CONSUMER DISCRETIONARY		1,048,217,465
CONSUMER STAPLES - 6.7%
Beverages - 0.7%
Anheuser-Busch InBev SA NV ADR	111,200	12,326,520
Boston Beer Co., Inc. Class A (a)(d)	120,332	26,684,824
Dr. Pepper Snapple Group, Inc.	19,600	1,260,476
Monster Beverage Corp. (a)	24,300	2,227,581
		42,499,401
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	296,900	37,207,508
CVS Health Corp.	668,400	53,197,956
Sprouts Farmers Market LLC (a)(d)	139,151	4,045,120
		94,450,584
Food Products - 1.6%
Associated British Foods PLC	1,263,168	54,860,155
Keurig Green Mountain, Inc.	63,100	8,211,203
Mead Johnson Nutrition Co. Class A	70,700	6,802,754
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mondelez International, Inc.	895,165	$ 30,672,829
Want Want China Holdings Ltd.	508,000	633,295
		101,180,236
Household Products - 1.5%
Colgate-Palmolive Co.	1,388,665	90,568,731
Procter & Gamble Co.	37,500	3,140,250
		93,708,981
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	1,093,816	81,729,932
L'Oreal SA	15,578	2,473,247
		84,203,179
TOTAL CONSUMER STAPLES		416,042,381
ENERGY - 3.5%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	520,350	52,914,392
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.	68,600	6,958,784
Antero Resources Corp.	38,066	2,089,443
BG Group PLC	99,600	1,838,700
Birchcliff Energy Ltd. (a)	65,700	622,418
Canadian Natural Resources Ltd.	78,500	3,049,721
Chevron Corp.	492	58,705
Concho Resources, Inc. (a)	17,500	2,194,325
Continental Resources, Inc. (a)(d)	392,977	26,125,111
EOG Resources, Inc.	1,077,914	106,735,044
Kinder Morgan Holding Co. LLC	293,800	11,264,292
Painted Pony Petroleum Ltd. (a)	37,000	414,617
PrairieSky Royalty Ltd.	62,400	1,964,016
The Williams Companies, Inc.	57,400	3,177,090
		166,492,266
TOTAL ENERGY		219,406,658
FINANCIALS - 11.9%
Banks - 4.6%
Banco Santander Chile sponsored ADR	175,900	3,885,631
Bank of America Corp.	1,794,400	30,594,520
Citigroup, Inc.	715,127	37,057,881
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
HDFC Bank Ltd. sponsored ADR	174,839	$ 8,144,001
JPMorgan Chase & Co.	276,200	16,638,288
Kotak Mahindra Bank Ltd.	40,445	661,525
M&T Bank Corp. (d)	173,685	21,413,624
The Toronto-Dominion Bank	152,500	7,525,939
U.S. Bancorp	342,669	14,333,844
Wells Fargo & Co.	2,780,096	144,203,580
		284,458,833
Capital Markets - 1.3%
Ameriprise Financial, Inc.	106,200	13,102,956
BlackRock, Inc. Class A	123,053	40,400,761
Charles Schwab Corp.	500,500	14,709,695
Morgan Stanley	193,542	6,690,747
Oaktree Capital Group LLC Class A	162,590	8,308,349
		83,212,508
Consumer Finance - 1.8%
American Express Co.	1,142,955	100,054,281
Discover Financial Services	176,700	11,377,713
		111,431,994
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class A (a)	859	177,727,100
McGraw Hill Financial, Inc.	144,900	12,236,805
		189,963,905
Insurance - 0.9%
ACE Ltd.	36,736	3,852,504
AIA Group Ltd.	86,400	446,752
American International Group, Inc.	99,588	5,379,744
Direct Line Insurance Group PLC	799,700	3,814,108
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,400	2,867,499
Marsh & McLennan Companies, Inc.	460,378	24,096,185
Prudential PLC	601,470	13,371,494
The Chubb Corp.	32,156	2,928,768
		56,757,054
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
American Tower Corp.	76,400	$ 7,153,332
Equity Residential (SBI)	132,600	8,165,508
		15,318,840
TOTAL FINANCIALS		741,143,134
HEALTH CARE - 17.7%
Biotechnology - 7.6%
Agios Pharmaceuticals, Inc. (a)	62,097	3,809,651
Akebia Therapeutics, Inc. (a)	13,800	305,394
Alexion Pharmaceuticals, Inc. (a)	91,900	15,238,858
Amgen, Inc.	14,787	2,076,982
Avalanche Biotechnologies, Inc. (a)	7,900	270,101
Biogen Idec, Inc. (a)	508,499	168,216,554
Bluebird Bio, Inc. (a)	10,500	376,740
Enanta Pharmaceuticals, Inc. (a)	74,626	2,952,951
Gilead Sciences, Inc. (a)	2,307,995	245,686,068
Karyopharm Therapeutics, Inc.	29,300	1,023,742
Medivation, Inc. (a)	81,592	8,067,001
Opko Health, Inc. (a)(d)	68,800	585,488
OvaScience, Inc. (a)(d)	1,059,708	17,591,153
Puma Biotechnology, Inc. (a)	4,098	977,660
Regeneron Pharmaceuticals, Inc. (a)	5,300	1,910,756
Vertex Pharmaceuticals, Inc. (a)	6,300	707,553
		469,796,652
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	1,158,500	13,681,885
C.R. Bard, Inc.	36,000	5,137,560
Covidien PLC	72,000	6,228,720
DexCom, Inc. (a)	114,132	4,564,139
Medtronic, Inc.	194,281	12,035,708
Stryker Corp.	7,100	573,325
Zimmer Holdings, Inc.	132,100	13,282,655
		55,503,992
Health Care Providers & Services - 2.7%
Aetna, Inc.	122,900	9,954,900
AmerisourceBergen Corp.	208,775	16,138,308
Cardinal Health, Inc.	121,050	9,069,066
Cigna Corp.	48,701	4,416,694
HCA Holdings, Inc. (a)	81,200	5,726,224
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	390,663	$ 45,500,520
MWI Veterinary Supply, Inc. (a)	16,283	2,416,397
Tenet Healthcare Corp. (a)	74,587	4,429,722
UnitedHealth Group, Inc.	619,266	53,411,693
Universal Health Services, Inc. Class B	39,200	4,096,400
WellPoint, Inc.	123,700	14,796,994
		169,956,918
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)	35,200	455,488
Cerner Corp. (a)	544,677	32,446,409
		32,901,897
Life Sciences Tools & Services - 0.9%
Eurofins Scientific SA	4,500	1,165,164
Illumina, Inc. (a)	30,169	4,945,302
Mettler-Toledo International, Inc. (a)	87,093	22,307,130
PAREXEL International Corp. (a)	10,000	630,900
Thermo Fisher Scientific, Inc.	233,119	28,370,582
		57,419,078
Pharmaceuticals - 5.1%
AbbVie, Inc.	1,252,491	72,343,880
Actavis PLC (a)	139,771	33,723,947
Astellas Pharma, Inc.	838,200	12,480,334
Biodelivery Sciences International, Inc. (a)(d)	1,847,366	31,571,485
Bristol-Myers Squibb Co.	341,332	17,469,372
Jazz Pharmaceuticals PLC (a)	27,600	4,431,456
Johnson & Johnson	1,202,326	128,155,928
Novo Nordisk A/S Series B	66,700	3,175,706
Pacira Pharmaceuticals, Inc. (a)	5,900	571,828
Shire PLC	49,600	4,279,570
Teva Pharmaceutical Industries Ltd. sponsored ADR	174,400	9,374,000
		317,577,506
TOTAL HEALTH CARE		1,103,156,043
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)	19,785	594,935
Honeywell International, Inc.	19,673	1,831,950
Precision Castparts Corp.	114,091	27,025,876
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	24,532	$ 3,124,886
TransDigm Group, Inc.	5,000	921,650
		33,499,297
Air Freight & Logistics - 0.5%
FedEx Corp.	118,900	19,196,405
XPO Logistics, Inc. (a)(d)	313,105	11,794,665
		30,991,070
Airlines - 0.4%
Delta Air Lines, Inc.	15,900	574,785
Ryanair Holdings PLC sponsored ADR (a)	59,141	3,337,327
Southwest Airlines Co.	441,600	14,912,832
United Continental Holdings, Inc. (a)	86,600	4,052,014
		22,876,958
Building Products - 0.0%
Fortune Brands Home & Security, Inc.	17,000	698,870
Toto Ltd.	196,000	2,155,240
		2,854,110
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	219,225	10,702,565
Electrical Equipment - 0.0%
Nidec Corp.	400	27,031
Industrial Conglomerates - 1.3%
3M Co.	250,077	35,430,909
Danaher Corp.	629,220	47,808,136
		83,239,045
Machinery - 0.4%
Illinois Tool Works, Inc.	267,132	22,551,283
PACCAR, Inc.	21,900	1,245,563
Xylem, Inc.	3,714	131,810
		23,928,656
Professional Services - 0.2%
Robert Half International, Inc.	24,400	1,195,600
Verisk Analytics, Inc. (a)	188,822	11,497,372
		12,692,972
Road & Rail - 2.6%
Canadian Pacific Railway Ltd.	435,900	90,464,965
Union Pacific Corp.	628,860	68,181,001
		158,645,966
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	286,119	$ 9,298,868
Noble Group Ltd.	3,926,114	4,000,900
		13,299,768
TOTAL INDUSTRIALS		392,757,438
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.6%
F5 Networks, Inc. (a)	52,500	6,233,850
Palo Alto Networks, Inc. (a)	42,800	4,198,680
QUALCOMM, Inc.	356,751	26,674,272
		37,106,802
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	602,765	60,192,113
Internet Software & Services - 14.7%
Akamai Technologies, Inc. (a)	124,400	7,439,120
Alibaba Group Holding Ltd. sponsored ADR	184,400	16,383,940
Baidu.com, Inc. sponsored ADR (a)	16,500	3,600,795
Constant Contact, Inc. (a)	50,500	1,370,570
Facebook, Inc. Class A (a)	5,980,994	472,737,758
Google, Inc.:
Class A (a)	294,761	173,440,320
Class C (a)	300,661	173,589,635
GrubHub, Inc. (d)	90,600	3,102,144
Just Eat Ltd. (a)	214,717	1,026,861
LinkedIn Corp. (a)	57,478	11,943,354
NAVER Corp.	9,559	7,312,302
Shutterstock, Inc. (a)	1,895	135,265
Tencent Holdings Ltd.	323,600	4,815,637
Twitter, Inc.	84,700	4,368,826
Yahoo!, Inc. (a)	813,295	33,141,771
		914,408,298
IT Services - 3.6%
ASAC II LP (a)(g)	1,788,160	25,553,816
CGI Group, Inc. Class A (sub. vtg.) (a)	73,200	2,473,225
Computer Sciences Corp.	193,448	11,829,345
Fidelity National Information Services, Inc.	485,303	27,322,559
Fiserv, Inc. (a)	28,000	1,809,780
FleetCor Technologies, Inc. (a)	30,665	4,358,110
Gartner, Inc. Class A (a)	20,983	1,541,621
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	34,400	$ 2,403,872
MasterCard, Inc. Class A	1,353,310	100,036,675
Visa, Inc. Class A	233,390	49,798,424
		227,127,427
Semiconductors & Semiconductor Equipment - 1.1%
Avago Technologies Ltd.	321,500	27,970,500
Cavium, Inc. (a)	84,300	4,192,239
Freescale Semiconductor, Inc. (a)	467,949	9,139,044
KLA-Tencor Corp.	8,000	630,240
Microchip Technology, Inc.	10,800	510,084
NXP Semiconductors NV (a)	141,202	9,662,453
RF Micro Devices, Inc. (a)	61,900	714,326
Skyworks Solutions, Inc.	59,700	3,465,585
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	481,000	9,706,580
TriQuint Semiconductor, Inc. (a)	34,300	654,101
		66,645,152
Software - 5.0%
Activision Blizzard, Inc.	27,500	571,725
Adobe Systems, Inc. (a)	297,927	20,613,569
Concur Technologies, Inc. (a)	67,978	8,620,970
Intuit, Inc.	58,000	5,083,700
Microsoft Corp.	2,296,722	106,476,032
Mobileye NV	371,595	17,922,398
salesforce.com, Inc. (a)	1,281,168	73,705,595
ServiceNow, Inc. (a)	404,938	23,802,256
SolarWinds, Inc. (a)	14,000	588,700
Ultimate Software Group, Inc. (a)	248,645	35,185,754
Workday, Inc. Class A (a)	179,960	14,846,700
Xero Ltd. (a)	45,115	760,731
Zendesk, Inc.	33,710	727,799
		308,905,929
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	1,105,063	111,335,097
Samsung Electronics Co. Ltd.	8,226	9,232,271
Xaar PLC	175,812	1,071,666
		121,639,034
TOTAL INFORMATION TECHNOLOGY		1,736,024,755
Common Stocks - continued
	Shares	Value
MATERIALS - 3.3%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	28,200	$ 3,671,076
CF Industries Holdings, Inc.	25,500	7,120,110
Ecolab, Inc.	474,448	54,480,864
Filtrona PLC	96,500	1,247,617
LyondellBasell Industries NV Class A	114,354	12,425,706
Monsanto Co.	81,469	9,166,077
PPG Industries, Inc.	302,482	59,510,309
Sherwin-Williams Co.	99,100	21,701,909
Westlake Chemical Corp.	35,287	3,055,501
		172,379,169
Construction Materials - 0.1%
Eagle Materials, Inc.	73,726	7,507,519
Containers & Packaging - 0.0%
Ball Corp.	19,300	1,221,111
Metals & Mining - 0.4%
B2Gold Corp. (a)	443,000	901,862
Barrick Gold Corp.	64,300	945,597
Eldorado Gold Corp.	164,100	1,106,259
Franco-Nevada Corp.	95,406	4,682,770
Ivanhoe Mines Ltd. (a)	520,900	530,225
Nucor Corp.	73,480	3,988,494
POSCO	5,562	1,711,318
Primero Mining Corp. (a)	439,300	2,137,761
Steel Dynamics, Inc.	272,100	6,152,181
Tahoe Resources, Inc. (a)	27,900	567,741
United States Steel Corp.	95,700	3,748,569
		26,472,777
TOTAL MATERIALS		207,580,576
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Iliad SA	4,659	986,251
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	82,300	$ 5,748,564
T-Mobile U.S., Inc. (a)	106,800	3,083,316
		8,831,880
TOTAL TELECOMMUNICATION SERVICES		9,818,131
TOTAL COMMON STOCKS (Cost $4,185,065,615)		5,874,146,581
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (g)	30,930	1,259,253
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(g)	1,007,372	4,805,164
TOTAL CONSUMER DISCRETIONARY		6,064,417
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Dropbox, Inc. Series C (g)	394,740	7,361,901
Pinterest, Inc. (g)	424,569	7,211,381
Pinterest, Inc. Series E, 8.00% (g)	518,803	8,811,962
Uber Technologies, Inc. 8.00% (g)	66,235	4,110,027
		27,495,271
IT Services - 0.0%
Nutanix, Inc. Series E (g)	171,960	2,303,662
Software - 0.0%
Cloudera, Inc. Series F (g)	70,040	1,142,352
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(g)	92,626	1,265,271
TOTAL INFORMATION TECHNOLOGY		32,206,556
TOTAL CONVERTIBLE PREFERRED STOCKS		38,270,973
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC	63,526	$ 1,556,387
TOTAL PREFERRED STOCKS (Cost $37,839,070)		39,827,360
Bank Loan Obligations - 0.1%
Principal Amount
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc. Tranche B, term loan 9/24/21 (f) (Cost $3,088,800)	$ 3,120,000	3,094,666
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	281,554,664	281,554,664
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	136,264,870	136,264,870
TOTAL MONEY MARKET FUNDS (Cost $417,819,534)		417,819,534
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,643,813,019)		6,334,888,141
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(107,822,993)
NET ASSETS - 100%		$ 6,227,065,148
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) The coupon rate will be determined upon settlement of the loan after period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,824,789 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 1,259,254
ASAC II LP	10/10/13	$ 17,881,600
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,654,059
Cloudera, Inc. Series F	2/5/14	$ 1,019,782
Dropbox, Inc. Series C	1/30/14	$ 7,540,008
Nutanix, Inc. Series E	8/26/14	$ 2,303,662
Pinterest, Inc.	5/15/14	$ 7,211,381
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 7,538,571
Pure Storage, Inc. Series E	8/22/13	$ 642,037
Uber Technologies, Inc. 8.00%	6/6/14	$ 4,110,027
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 143,211
Fidelity Securities Lending Cash Central Fund	405,484
Total	$ 548,695
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OvaScience, Inc.	$ 9,254,789	$ 744,401	$ -	$ -	$ -
Total	$ 9,254,789	$ 744,401	$ -	$ -	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,054,281,882	$ 1,045,313,265	$ 2,904,200	$ 6,064,417
Consumer Staples	416,042,381	416,042,381	-	-
Energy	219,406,658	217,567,958	1,838,700	-
Financials	742,699,521	729,328,027	13,371,494	-
Health Care	1,103,156,043	1,095,700,767	7,455,276	-
Industrials	392,757,438	392,730,407	27,031	-
Information Technology	1,768,231,311	1,687,732,904	22,738,035	57,760,372
Materials	207,580,576	205,869,258	1,711,318	-
Telecommunication Services	9,818,131	4,069,567	5,748,564	-
Bank Loan Obligations	3,094,666	-	3,094,666	-
Money Market Funds	417,819,534	417,819,534	-	-
Total Investments in Securities:	$ 6,334,888,141	$ 6,212,174,068	$ 58,889,284	$ 63,824,789
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 36,732,552
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	6,241,855
Cost of Purchases	23,444,115
Proceeds of Sales	(2,593,733)
Amortization/Accretion	-
Transfers into Level 3	21,304,152
Transfers out of Level 3	(21,304,152)
Ending Balance	$ 63,824,789
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2014	$ 6,241,855
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $4,647,644,216. Net unrealized appreciation aggregated $1,687,243,925, of which $1,723,762,978 related to appreciated investment securities and $36,519,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 09/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 25,553,816	Partnership NAV	Discount rate	10.0%	Decrease
Preferred Stocks	$ 38,270,973	Last transaction price	Transaction price	$13.40 - $62.05 / $25.71	Increase
			Adjusted transaction price	$18.65	Increase
		Market comparable	Discount rate	20.0%	Decrease
			Weighted earnings multiple	2.8 - 9.4 / 6.1	Increase
			EV/Sales multiple	7.1 - 10.1 / 8.5	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014